Allowance For Credit Losses (Details Textuals) (USD $) In Millions	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2009 Firm-sponsored credit card trusts [Member]	Dec. 31, 2009 Firm-administered multi-seller conduits [Member]	Dec. 31, 2009 Mortgage securitization entities [Member]
Allowance for Credit Losses Loans (Numeric) [Abstract]
Cumulative effect of change in accounting principles on the Allowance for loan losses			$ 7,400	$ 14	$ 127
Asset-specific consumer excluding credit card allowance for loan losses included in troubled-debt restructurings	$ 970	$ 754